POST-RETIREMENT BENEFITS -Schedule of Retirement Probability (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Discount rate	7.09%	7.45%
Health care cost trend rate: medical inflation	3.00%	3.00%
Aging factor	3.00%	3.00%